Offerings	Aug. 04, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock underlying Pre-funded Warrants Issued to Selling Stockholder
Amount Registered | shares	1,158,953
Proposed Maximum Offering Price per Unit | $ / shares	3.75
Maximum Aggregate Offering Price	$ 4,346,074
Fee Rate	0.01531%
Amount of Registration Fee	$ 665.38
Offering Note	Represents shares offered by the selling stockholder. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares of common stock being registered hereunder include such indeterminate number of shares as may be issuable as a result of stock splits, stock dividends or similar transactions.Estimated solely for the purpose of calculating the registration fee and is based on the average of the high and low sales prices of the registrant’s common stock of $3.75 per share on July 31, 2025 as reported on The Nasdaq Capital Market, pursuant to Rule 457(c) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock issued to Selling Stockholder
Amount Registered | shares	21,924
Proposed Maximum Offering Price per Unit | $ / shares	3.75
Maximum Aggregate Offering Price	$ 82,215
Fee Rate	0.01531%
Amount of Registration Fee	$ 12.59
Offering Note	Represents shares offered by the selling stockholder. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares of common stock being registered hereunder include such indeterminate number of shares as may be issuable as a result of stock splits, stock dividends or similar transactions.Estimated solely for the purpose of calculating the registration fee and is based on the average of the high and low sales prices of the registrant’s common stock of $3.75 per share on July 31, 2025 as reported on The Nasdaq Capital Market, pursuant to Rule 457(c) under the Securities Act.